Trade and Other Payables	6 Months Ended
Dec. 31, 2025
Trade and Other Payables [Abstract]
Trade and other payables
12.	Trade and other payables

	June 30, 2025	December 31, 2025	December 31, 2025
	RM	RM	US$

Current
Trade payables – third parties	1,332,108	1,335,638	329,299
Amount due to related parties, net (Note 21)	338,786	-	-
Advances from a related party (Note 21)	5,149,801	4,964,591	1,224,012
Other payables	230,340	186,193	45,907
Provision	48,000	48,000	11,834
Accrued expenses	1,035,151	574,465	141,633
	8,134,186	7,108,887	1,752,685

Trade payables are non-interest bearing and are normally settled on 30 to 90 days’ (June 2025: 30 to 90 days’) credit term.

Accrued expenses mainly consisted of staff cost, contract workers’ cost, freight charges and professional fees.

Amount due to related parties, net is unsecured, non-interest bearing and repayment on demand.

Advances from a related party are non-trade in nature, unsecured and non-interest bearing. The advances were used to finance the Company’s IPO in 2024.

The provision pertained to estimated costs of dismantlement, removal or restoration of leased properties to its original condition as stipulated in the terms and conditions of the lease contracts.